Interest-bearing loans and borrowings - long term - Additional Information (Detail) ₨ in Millions	Mar. 31, 2022 INR (₨)
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Amount of long term borrowings for which covenant could not be met	₨ 653
Secured Term Loans From Bank
Disclosure Of Interest Bearing Loans And Borrowings [Line Items]
Amount of long term borrowings for which covenant could not be met	₨ 653